SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Expected volatility	45.00%
Expected dividends	0.00%
Expected term (in years)	2 years
Risk free rate	0.31%